Citigroup Mortgage Loan Trust 2022-RP3 ABS-15G

Exhibit 99.1 - Schedule 7b

Exception Summary (Loan Grades)

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comments	3	Title Issue -	54	0	0	0	0	54
		Cease and Desist Request Received From Mortgagor or 3rd Party	38	0	0	0	0	38
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	16	0	0	0	0	16
		Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	13	0	0	0	0	13
		Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	7	0	0	0	0	7
		Delinquent HOA Fees	4	0	0	0	0	4
		Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	4	0	0	0	0	4
		Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance	3	0	0	0	0	3
		Delinquent HOA Fees - Superlien State	2	0	0	0	0	2
		Environmental Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	1	0	0	0	0	1
		Mortgagor Deceased - In Probate	1	0	0	0	0	1
		Mortgagor Deceased - Not clear or no information on executor/heir	1	0	0	0	0	1
		Written Dispute - No indication servicer responded to outstanding dispute in writing	1	0	0	0	0	1
		Total Credit Grade (3) Exceptions:	145	0	0	0	0	145